UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Patient Opportunity Trust
Class A | LGOAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	1.61%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X652

Patient Opportunity Trust
Class C | LMOPX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$124	2.39%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X645

Patient Opportunity Trust
Class FI | LMOFX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$89	1.70%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X637

Patient Opportunity Trust
Class I | LMNOX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$71	1.36%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X611

Patient Opportunity Trust
Class IS | MVISX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$67	1.28%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X595

Patient Opportunity Trust
Class R | LMORX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$99	1.91%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,007,582,824
Number of Holdings	38
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Sectors	(%)
Health Care	31.0%
Financials	21.9%
Consumer Discretionary	17.4%
Communication Services	13.8%
Industrials	10.0%
Information Technology	7.4%
Energy	6.6%
Cryptocurrency	2.2%
Cash	-10.3%

Top 10 Issuers	(%)
Precigen, Inc.	7.9%
Royalty Pharma PLC	7.0%
Citigroup, Inc.	7.0%
Alphabet, Inc.	6.7%
UnitedHealth Group, Inc.	6.2%
Amazon.com, Inc.	5.6%
QXO, Inc.	5.0%
NVIDIA Corp.	5.0%
CVS Health Corp.	4.5%
Norwegian Cruise Line Holdings Ltd.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X629

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Patient Opportunity Trust
Consolidated Semi-Annual Financial Statements
June 30, 2026

PATIENT OPPORTUNITY TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 104.9%
Communication Services - 13.8%
Interactive Media & Services - 13.5%
Alphabet, Inc. - Class A(a)	375,000	$134,013,750
Meta Platforms, Inc. - Class A(a)	115,000	64,778,350
People, Inc.(a)(b)	1,575,000	72,702,000
		271,494,100
Media - 0.3%
S4 Capital PLC	14,478,270	6,049,497
Total Communication Services		277,543,597
Consumer Discretionary - 17.4%
Automobiles - 1.7%
General Motors Co.	450,000	34,686,000
Broadline Retail - 6.7%
Amazon.com, Inc.(a)(b)	475,000	113,211,500
JD.com, Inc. - ADR	800,000	20,384,000
		133,595,500
Hotels, Restaurants & Leisure - 5.7%
Expedia Group, Inc.	110,000	28,146,800
Genius Sports Ltd.(b)	400,000	2,424,000
Norwegian Cruise Line Holdings Ltd.(a)(b)	4,000,000	84,440,000
		115,010,800
Textiles, Apparel & Luxury Goods - 3.3%
Crocs, Inc.(b)	550,000	66,352,000
Total Consumer Discretionary		349,644,300
Energy - 6.6%
Energy Equipment & Services - 2.6%
Seadrill Ltd.(b)	1,354,339	51,221,101
Oil, Gas & Consumable Fuels - 4.0%
Energy Transfer LP(a)	4,200,000	80,304,000
Total Energy		131,525,101
Financials - 24.1%
Banks - 7.0%
Citigroup, Inc.(a)	1,000,000	139,960,000
Capital Markets - 3.8%
Coinbase Global, Inc. - Class A(b)	300,000	43,857,000
UBS Group AG	655,000	32,461,800
		76,318,800
Consumer Finance - 2.4%
OneMain Holdings, Inc.	500,000	30,485,000
SoFi Technologies, Inc.(b)	1,000,000	17,930,000
		48,415,000

	Shares	Value
Cryptocurrency - 2.2%
Fidelity Wise Origin Bitcoin Fund(b)(i)	850,000	$43,392,500
Financial Services - 8.7%
Adyen NV (Acquired 4/30/2026 - 6/5/2026, Cost $49,214,964)(b)	45,000	42,182,358
Chime Financial, Inc. - Class A(b)	2,700,000	55,296,000
Fiserv, Inc.(b)	600,000	29,430,000
Global Payments, Inc.	650,000	47,164,000
		174,072,358
Total Financials		482,158,658
Health Care - 26.2%(d)
Biotechnology - 5.7%
Biogen, Inc.(a)(b)	185,000	39,971,100
Precigen Inc.(b)(e)	12,900,000	73,530,001
		113,501,101
Health Care Providers & Services - 10.7%
CVS Health Corp.(a)	875,000	90,518,750
UnitedHealth Group, Inc.(a)	300,000	124,689,000
		215,207,750
Life Sciences Tools & Services - 2.8%
Illumina, Inc.(a)(b)	240,000	42,199,200
Tempus AI, Inc. - Class A(b)	250,000	14,482,500
		56,681,700
Pharmaceuticals - 7.0%
Royalty Pharma PLC - Class A(a)	2,500,000	140,175,000
Total Health Care		525,565,551
Industrials - 9.4%
Passenger Airlines - 4.9%
Delta Air Lines, Inc.	340,000	31,844,400
United Airlines Holdings, Inc.(a)(b)	500,000	67,995,000
		99,839,400
Trading Companies & Distributors - 4.5%
QXO, Inc.(a)(b)	5,200,000	89,856,000
Total Industrials		189,695,400
Information Technology - 7.4%
Semiconductors & Semiconductor Equipment - 5.0%
NVIDIA Corp.(a)	500,000	100,045,000
Software - 2.4%
Adobe, Inc.(a)(b)	240,000	49,204,800
Total Information Technology		149,249,800
TOTAL COMMON STOCKS (Cost $1,245,241,459)		2,105,382,407

The accompanying notes are an integral part of these financial statements.

1

PATIENT OPPORTUNITY TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

		Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
QXO, Inc., Series C, 4.75%, Perpetual (Acquired 4/1/2026, Cost 9,480,000)(b)(c)(f)		948	$10,733,256
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,480,000)			10,733,256
		Contracts
WARRANTS - 4.2%
Health Care - 4.2%(d)
Precigen Warrant Restricted, Expires 12/30/2034, Exercise Price $0.75 (Acquired 12/30/2024, Cost 9,022,725)(b)(c)(e)(f)		13,600,000	84,184,000
TOTAL WARRANTS (Cost $9,022,725)			84,184,000
	Notional Amount
PURCHASED OPTIONS - 0.7%(b)
Call Options - 0.7%
Biogen, Inc., Expiration: 01/21/2028; Exercise Price: $150.00(g)(h)	$32,862,726	1,521	13,080,600
TOTAL PURCHASED OPTIONS (Cost $5,829,199)			13,080,600
TOTAL INVESTMENTS - 110.3% (Cost $1,269,573,383)			$2,213,380,263
Liabilities in Excess of Other Assets - (10.3)%			(205,797,439)
TOTAL NET ASSETS - 100.0%			$2,007,582,824

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
LP - Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(b)	Non-income producing security.
(c)	Security considered restricted. The total market value of these securities was $94,917,256 which represented 4.7% of net assets as of June 30, 2026.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $94,917,256 or 4.7% of net assets as of June 30, 2026.

(g)	Exchange-traded.
(h)	100 shares per contract.
(i)	Position held in Cayman Subsidiary.
The accompanying notes are an integral part of these financial statements.

2

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value	$2,055,666,262
Investments in affiliated securities, at value	157,714,001
Receivable for investments sold	6,559,431
Cash	1,130,988
Dividend tax reclaims receivable	443,000
Dividends receivable	331,439
Receivable for fund shares sold	98,180
Prepaid expenses and other assets	60,414
Total assets	2,222,003,715
LIABILITIES:
Loans payable	210,000,000
Payable to Advisor	1,173,490
Payable for investments purchased	1,025,700
Interest payable	783,183
Payable for distribution and shareholder servicing fees	438,764
Payable for fund administration and accounting fees	413,047
Payable for fund shares redeemed	362,838
Payable for transfer agent fees and expenses	125,370
Payable for custodian fees	13,461
Payable for compliance fees	6,441
Payable for expenses and other liabilities	78,597
Total liabilities	214,420,891
NET ASSETS	$2,007,582,824
Net Assets Consist of:
Paid-in capital	$1,137,733,077
Total distributable earnings	869,849,747
Total net assets	$2,007,582,824
Class A
Net assets	$940,884,248
Shares issued and outstanding(a)	17,610,394
Net asset value (and redemption price per share)	$53.43
Max offering price per share (net asset value per share divided by 0.9425)(1)	$56.69
Class C
Net assets	$57,062,678
Shares issued and outstanding(a)	1,219,100
Net asset value per share (redemption price and offering price per share)	$46.81
Class FI
Net assets	$10,424,666
Shares issued and outstanding(a)	188,807
Net asset value per share (redemption price and offering price per share)	$55.21

The accompanying notes are an integral part of these financial statements.

3

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

Class I
Net assets	$990,464,249
Shares issued and outstanding(a)	16,624,243
Net asset value per share (redemption price and offering price per share)	$59.58
Class IS
Net assets	$4,592,413
Shares issued and outstanding(a)	76,877
Net asset value per share (redemption price and offering price per share)	$59.74
Class R
Net assets	$4,154,570
Shares issued and outstanding(a)	79,051
Net asset value per share (redemption price and offering price per share)	$52.56
Cost:
Investments in unaffiliated securities, at cost	$1,250,205,034
Investments in affiliated securities, at cost	$19,368,349

(1)	Reflects a maximum sales charge of 5.75%.
(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

4

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$9,141,903
Less: issuance fees	(29,999)
Less: dividend withholding taxes	(70,125)
Total investment income	9,041,779
EXPENSES:
Investment advisory fee	6,867,246
Interest expense	4,043,654
Distribution expenses - Class A	1,098,348
Distribution expenses - Class C	301,090
Distribution expenses - Class FI	12,236
Distribution expenses - Class R	10,002
Shareholder service costs – Class A	267,485
Shareholder service costs – Class C	25,180
Shareholder service costs – Class F	6,769
Shareholder service costs – Class I	355,496
Shareholder service cost – Class R	2,048
Fund administration and accounting fees	630,052
Fees recaptured by Advisor	361,229
Transfer agent fees	194,680
Custodian fees	51,188
Federal and state registration fees	27,724
Legal fees	26,219
Audit fees	15,145
Compliance fees	9,720
Trustees’ fees	8,282
Reports to shareholders	5,725
Other expenses and fees	16,067
Total expenses	14,335,585
Expense reimbursement by Advisor	(125,630)
Net expenses	14,209,955
Net investment loss	(5,168,176)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	4,176,643
Investments in affiliated securities	4,064,404
Net realized gain	8,241,047
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	143,068,254
Investments in affiliated securities	39,496,691
Foreign currency translation	(2,573)
Net change in unrealized appreciation (depreciation)	182,562,372
Net realized and unrealized gain	190,803,419
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$185,635,243

The accompanying notes are an integral part of these financial statements.

5

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment loss	$(5,168,176)	$(8,829,605)
Net realized gain	8,241,047	31,373,087
Net change in unrealized appreciation (depreciation)	182,562,372	387,283,707
Net increase in net assets from operations	185,635,243	409,827,189
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	—	(1,399,678)
From earnings - Class IS	—	(6,475)
Total distributions to shareholders	—	(1,406,153)
CAPITAL TRANSACTIONS:
Shares sold - Class A	20,373,016	23,111,625
Shares redeemed - Class A	(39,334,341)	(93,677,633)
Shares sold - Class C	2,799,172	3,553,734
Shares redeemed - Class C	(18,029,135)	(17,887,283)
Shares sold - Class FI	1,285,091	1,595,868
Shares redeemed - Class FI	(2,010,598)	(1,892,234)
Shares sold - Class I	98,344,873	73,151,155
Shares issued from reinvestment of distributions - Class I	—	1,363,022
Shares redeemed - Class I	(105,873,225)	(118,780,951)
Shares sold - Class IS	1,027,618	2,256,183
Shares issued from reinvestment of distributions - Class IS	—	6,108
Shares redeemed - Class IS	(193,588)	(270,729)
Shares sold - Class R	29,519	211,337
Shares redeemed - Class R	(222,050)	(628,737)
Net decrease in net assets from capital transactions	(41,803,648)	(127,888,535)
Net increase in net assets	143,831,595	280,532,501
NET ASSETS:
Beginning of the period	1,863,751,229	1,583,218,728
End of the period	$2,007,582,824	$1,863,751,229
SHARES TRANSACTIONS
Shares sold - Class A	415,891	577,021
Shares redeemed - Class A	(791,052)	(2,351,501)
Shares sold - Class C	64,600	98,101
Shares redeemed - Class C	(418,931)	(508,489)
Shares sold - Class FI	25,198	35,459
Shares redeemed - Class FI	(39,357)	(44,331)
Shares sold - Class I	1,742,216	1,643,876
Shares issued from reinvestment of distributions - Class I	—	25,311
Shares redeemed - Class I	(1,881,746)	(2,608,202)
Shares sold - Class IS	18,118	44,048
Shares issued from reinvestment of distributions - Class IS	—	113
Shares redeemed - Class IS	(3,565)	(5,311)
Shares sold - Class R	604	5,117
Shares redeemed - Class R	(4,418)	(14,854)
Total decrease in shares outstanding	(872,442)	(3,103,642)

The accompanying notes are an integral part of these financial statements.

6

PATIENT OPPORTUNITY TRUST
CONSOLIDATED STATEMENT OF CASH FLOWS
June 30, 2026 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$185,635,243
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Purchases of investment in unaffiliated securities	(378,328,643)
Sales of investments in unaffiliated securities	359,909,117
Sales of investments in affiliated securities	4,960,714
Net realized (gain) loss investments in unaffiliated securities	(4,176,643)
Net realized (gain) loss investments in affiliated securities	(4,064,404)
Change in unrealized (appreciation) depreciation on investments in unaffiliated securities	(143,068,254)
Change in unrealized (appreciation) depreciation on investments in affiliated securities	(39,496,691)
Decrease in receivable for investment securities sold	3,550,608
Increase in dividends receivable	(331,439)
Increase in dividend tax reclaims receivable	(93,500)
Increase in prepaid expenses and other assets	(6,487)
Decrease in payable to advisor	(17,769)
Decrease in payable for distribution and shareholder servicing fees	(161,807)
Increase in interest payable	198,263
Decrease in payable for investments purchased	(3,635,015)
Decrease in payable for custodian fees	(11,256)
Increase in payable for compliance fees	1,553
Increase in payable for fund administration and accounting fees	108,874
Increase in payable for transfer agent fees and expenses	26,102
Decrease in payable for expenses and other liabilities	(26,506)
Net cash provided by operating activities	(19,027,940)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net loan proceeds.	63,500,000
Cash proceeds from shares sold	124,352,869
Cash payment for shares redeemed	(166,016,368)
Net cash used in financing activities	21,836,501
NET CHANGE IN CASH	2,808,561
CASH AND RESTRICTED CASH:
Cash at beginning balance - Payable to Custodian	(1,677,573)
Cash at ending balance	$1,130,988
SUPPLEMENTAL DISCLOSURES AND NON-CASH INFORMATION:
Interest Paid	$4,043,654

The accompanying notes are an integral part of these financial statements.

7

PATIENT OPPORTUNITY TRUST
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended June 30, 2026 Consolidated (Unaudited)	Year Ended December 31,
		2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$48.53	$38.11	$30.18	$21.67	$38.25	$39.99
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.16)	(0.27)	(0.21)	(0.15)	(0.17)	(0.07)
Net realized and unrealized gain (loss) on investments(b)	5.06	10.69	8.16	8.66	(13.53)	(1.22)
Total from investment operations	4.90	10.42	7.95	8.51	(13.70)	(1.29)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.02)	—	(0.06)	—
Net realized gains	—	—	—	—	(2.82)	(0.45)
Total distributions	—	—	(0.02)	—	(2.88)	(0.45)
Net asset value, end of period	$53.43	$48.53	$38.11	$30.18	$21.67	$38.25
Total return(c)	10.07%	27.37%	26.34%	39.27%	−36.09%	−3.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$940,884	$872,910	$753,061	$650,429	$512,731	$874,473
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.58%	1.69%	1.76%	2.12%	1.53%	1.21%
After expense waiver/recoupment(d)	1.61%	1.69%	1.74%	2.11%	1.52%	1.21%
Ratio of interest expense to average net assets(d)	0.43%	0.46%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest(d)	1.18%	1.23%	1.19%	1.19%	1.19%	1.16%
Ratio of net investment income (loss) to average net assets(d)	(0.65)%	(0.65)%	(0.61)%	(0.60)%	(0.59)%	(0.17)%
Portfolio turnover rate(c)	14%	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

8

PATIENT OPPORTUNITY TRUST
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended June 30, 2026 Consolidated (Unaudited)	Year Ended December 31,
		2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$42.69	$33.77	$26.93	$19.50	$35.02	$36.92
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.31)	(0.50)	(0.41)	(0.31)	(0.37)	(0.37)
Net realized and unrealized gain (loss) on investments(b)	4.43	9.42	7.25	7.74	(12.33)	(1.08)
Total from investment operations	4.12	8.92	6.84	7.43	(12.70)	(1.45)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(2.82)	(0.45)
Total distributions	—	—	—	—	(2.82)	(0.45)
Net asset value, end of period	$46.81	$42.69	$33.77	$26.93	$19.50	$35.02
Total return(c)	9.65%	26.41%	25.40%	38.10%	−36.57%	−3.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,063	$67,164	$66,994	$71,345	$71,844	$152,662
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	2.35%	2.44%	2.53%	2.88%	2.26%	1.95%
After expense waiver/recoupment(d)	2.39%	2.44%	2.52%	2.87%	2.26%	1.95%
Ratio of interest expense to average net assets(d)	0.43%	0.47%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest(d)	1.96%	1.97%	1.97%	1.95%	1.93%	1.90%
Ratio of net investment income (loss) to average net assets(d)	(1.44)%	(1.40)%	(1.38)%	(1.37)%	(1.35)%	(0.89)%
Portfolio turnover rate(c)	14%	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

9

PATIENT OPPORTUNITY TRUST
FINANCIAL HIGHLIGHTS
CLASS FI

	Period Ended June 30, 2026 Consolidated (Unaudited)	Year Ended December 31,
		2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$50.18	$39.42	$31.22	$22.43	$39.38	$41.19
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.19)	(0.30)	(0.24)	(0.17)	(0.21)	(0.11)
Net realized and unrealized gain (loss) on investments(b)	5.22	11.06	8.44	8.96	(13.92)	(1.25)
Total from investment operations	5.03	10.76	8.20	8.79	(14.13)	(1.36)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(2.82)	(0.45)
Total distributions	—	—	—	—	(2.82)	(0.45)
Net asset value, end of period	$55.21	$50.18	$39.42	$31.22	$22.43	$39.38
Total return(c)	10.00%	27.32%	26.27%	39.19%	−36.15%	−3.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,425	$10,185	$8,351	$7,967	$7,033	$14,291
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.66%	1.74%	1.83%	2.17%	1.60%	1.29%
After expense waiver/recoupment(d)	1.70%	1.74%	1.82%	2.16%	1.60%	1.29%
Ratio of interest expense to average net assets(d)	0.43%	0.46%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest(d)	1.27%	1.28%	1.27%	1.24%	1.27%	1.24%
Ratio of net investment income (loss) to average net assets(d)	(0.73)%	(0.71)%	(0.69)%	(0.65)%	(0.67)%	(0.24)%
Portfolio turnover rate(c)	14%	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

PATIENT OPPORTUNITY TRUST
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended June 30, 2026 Consolidated (Unaudited)	Year Ended December 31,
		2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$54.05	$42.38	$33.53	$24.02	$41.95	$43.73
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.11)	(0.16)	(0.13)	(0.10)	(0.11)	0.02
Net realized and unrealized gain (loss) on investments(b)	5.64	11.91	9.07	9.61	(14.85)	(1.33)
Total from investment operations	5.53	11.75	8.94	9.51	(14.96)	(1.31)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	(0.09)	—	(0.15)	(0.02)
Net realized gains	—	—	—	—	(2.82)	(0.45)
Total distributions	—	(0.08)	(0.09)	—	(2.97)	(0.47)
Net asset value, end of period	$59.58	$54.05	$42.38	$33.53	$24.02	$41.95
Total return(c)	10.21%	27.73%	26.71%	39.59%	−35.92%	−3.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$990,464	$906,152	$750,331	$646,120	$535,204	$1,135,832
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.35%	1.44%	1.52%	1.88%	1.27%	0.98%
After expense waiver/recoupment(d)	1.36%	1.39%	1.48%	1.85%	1.25%	0.98%
Ratio of interest expense to average net assets(d)	0.43%	0.46%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest(d)	0.93%	0.93%	0.93%	0.93%	0.92%	0.93%
Ratio of net investment income (loss) to average net assets(d)	(0.40)%	(0.36)%	(0.35)%	(0.34)%	(0.33)%	0.05%
Portfolio turnover rate(c)	14%	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

PATIENT OPPORTUNITY TRUST
FINANCIAL HIGHLIGHTS
CLASS IS

	Period Ended June 30, 2026 Consolidated (Unaudited)	Year Ended December 31,
		2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$54.19	$42.47	$33.59	$24.04	$42.05	$43.82
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)	(0.18)	(0.13)	(0.10)	(0.07)	0.07
Net realized and unrealized gain (loss) on investments(b)	5.63	12.00	9.12	9.65	(14.92)	(1.35)
Total from investment operations	5.55	11.82	8.99	9.55	(14.99)	(1.28)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.10)	(0.11)	—	(0.20)	(0.04)
Net realized gains	—	—	—	—	(2.82)	(0.45)
Total distributions	—	(0.10)	(0.11)	—	(3.02)	(0.49)
Net asset value, end of period	$59.74	$54.19	$42.47	$33.59	$24.04	$42.05
Total return(c)	10.26%	27.82%	26.77%	39.73%	−35.90%	−2.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,592	$3,377	$997	$570	$1,146	$795
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.27%	1.32%	1.44%	1.78%	1.30%	0.90%
After expense waiver/recoupment(d)	1.28%	1.33%	1.42%	1.77%	1.29%	0.90%
Ratio of interest expense to average net assets(d)	0.43%	0.45%	0.54%	0.89%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest(d)	0.84%	0.88%	0.88%	0.88%	0.96%	0.85%
Ratio of net investment income (loss) to average net assets(d)	(0.31)%	(0.37)%	(0.33)%	(0.34)%	(0.23)%	0.14%
Portfolio turnover rate(c)	14%	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

12

PATIENT OPPORTUNITY TRUST
FINANCIAL HIGHLIGHTS
CLASS R

	Period Ended June 30, 2026 Consolidated (Unaudited)	Year Ended December 31,
		2025 Consolidated	2024 Consolidated	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$47.82	$37.64	$29.87	$21.50	$37.99	$39.82
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.23)	(0.36)	(0.28)	(0.22)	(0.27)	(0.20)
Net realized and unrealized gain (loss) on investments(b)	4.97	10.54	8.05	8.59	(13.40)	(1.18)
Total from investment operations	4.74	10.18	7.77	8.37	(13.67)	(1.38)
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	—	(2.82)	(0.45)
Total distributions	—	—	—	—	(2.82)	(0.45)
Net asset value, end of period	$52.56	$47.82	$37.64	$29.87	$21.50	$37.99
Total return(c)	9.91%	27.05%	26.01%	38.93%	−36.27%	−3.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,155	$3,962	$3,485	$3,658	$3,254	$8,055
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.87%	1.94%	2.02%	2.38%	1.76%	1.47%
After expense waiver/recoupment(d)	1.91%	1.94%	2.01%	2.37%	1.76%	1.47%
Ratio of interest expense to average net assets(d)	0.43%	0.47%	0.55%	0.92%	0.33%	0.05%
Ratio of operational expenses to average net assets excluding interest(d)	1.48%	1.47%	1.46%	1.46%	1.43%	1.42%
Ratio of net investment income (loss) to average net assets(d)	(0.95)%	(0.90)%	(0.85)%	(0.87)%	(0.90)%	(0.44)%
Portfolio turnover rate(c)	14%	27%	31%	35%	40%	55%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

13

PATIENT OPPORTUNITY TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Patient Opportunity Trust, formerly known as Miller Opportunity Trust and Opportunity Trust, (the “Fund”) is a separate diversified investment series of Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital.
The Fund is the successor to the Patient Opportunity Trust (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio, and there are no material differences in accounting policies of the Fund and the Predecessor Fund.

•	The Fund adopted the performance history of the Predecessor Fund.
In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Patient Opportunity Cayman (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At June 30, 2026 the Fund’s investment in the Subsidiary represented 3% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment loss	$(20,545)
Net realized gain	(18,832,799)
Net change in unrealized appreciation (depreciation)	1,825,728
Net decrease in net assets resulting from Operations	$(17,027,616)

The consolidated financial statements of the Fund include the financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund.
At June 30, 2026, the investment held in the Subsidiary was $43,392,500; there was $(1,411,925) of unrealized depreciation in the Subsidiary.
Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
(A)
Investment valuation. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).

14

PATIENT OPPORTUNITY TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 1 of the fair value hierarchy. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by The Board of Trustees of the Trust (the “Board” or the “Trustees”). Pricing services may use various valuation methodologies, including matrix and other analytical models as well as market transactions and dealer quotations. The Board has designated Patient Capital Management, LLC (the “Advisor”) as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Unadjusted quoted prices in active markets for identical investments. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Other inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Advisor’s own assumptions in determining fair value of investments.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2026:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments*
Common Stocks	$2,105,382,407	$—	$—	$2,105,382,407
Convertible Preferred Stock	—	—	10,733,256	10,733,256
Warrants	—	—	84,184,000	84,184,000
Purchased Options	—	13,080,600	—	13,080,600
Total Investments	$2,116,115,663	$13,080,600	$94,917,256	$2,213,380,263

*	See Schedule of Investments for additional detailed categorizations.

15

PATIENT OPPORTUNITY TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Convertible Preferred Stocks	Warrants
Balance at December 31, 2025	$—	$60,520,000
Purchase	9,480,000	—
Realized gain	—	—
Sales	—	—
Change in unrealized appreciation	1,253,256	23,664,000
Balance at December 31, 2025	$10,733,256	$84,184,000
Change in unrealized appreciation for Level 3 securities held at December 31, 2025	$1,253,256	$23,664,000

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments:

Investment Type	Value at June 30, 2026	Valuation Technique(s)	Unobservable Input(s)	Range Weighted Average	Impact to Valuation from an Increase in Input*
Convertible Preferred Stocks	$10,733,256	Black Scholes	Spread	4%	Decrease
Warrants	$84,184,000	Black Scholes with Probability Adjustment	Going Concern Probability	15%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(B)	Derivatives. The Fund invests in derivatives, as detailed below, to meet its investment objectives.
Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.
Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written options held by the Fund as of June 30, 2026.
The Fund purchases call and put options. The Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the

16

PATIENT OPPORTUNITY TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.
The following table sets forth the Fund’s derivative instruments as of June 30, 2026.
Statement of Assets and Liabilities Location

Risk Exposure Category	Investments(1)
Equity	$13,080,600
Total	$13,080,600

(1)	Includes purchased options
The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended June 30, 2026:
Amount of Realized Gain (Loss) on Derivatives

Risk Exposure Category	Investments(1)
Equity	$—
Total	$—

Change in Unrealized Appreciation (Depreciation) on Derivatives

Risk Exposure Category	Investments(1)
Equity	$4,395,690
Total	$4,395,690

(1)	Includes purchased options
The average monthly volume of derivatives held by the fund during the period ended June 30, 2026 is set forth below:

Derivative Type	Unit of Measure	Average Quantity	Average Notional
Purchased Options	Contracts	761	5,196,750

(C)
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Paid in-kind dividends are received as additional shares having value equal to the specified dividend rate. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. The cost of investments sold is determined by use of the specific identification method.

(D)
Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(E)
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund based on the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

17

PATIENT OPPORTUNITY TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
(F)
Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G)
Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.
(H)
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Chief Operating Officer and the Chief Compliance Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund.
The Predecessor Fund’s shareholders approved Patient Capital Management, LLC as the new investment advisor to the Predecessor Fund effective May 26, 2023. Prior to May 26, 2023, Miller Value Partners, LLC, served as the Predecessor Fund’s investment advisor (the “Previous Advisor”). The Fund’s portfolio managers are the same portfolio managers who served the Predecessor Fund as employees of Patient Capital Management, LLC, and prior to that, as employees of the Previous Advisor.
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $1.4 billion	0.750
Over $1.5 billion	0.600

During 2025, the Fund’s average daily net assets exceeded $1.5 billion and reached the highest breakpoint tier on the investment management fee schedule, which resulted in a lower annual rate fee for a portion of the year.
For the period ended June 30, 2026, the Fund paid to the Advisor an aggregate fee of 0.73% of average net assets after fee waivers or recoupments (as described below).

18

PATIENT OPPORTUNITY TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Prior to January 1, 2024, the Predecessor Fund paid an investment management fee in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $2.5 billion	0.750
Next $2.5 billion	0.700
Next $2.5 billion	0.675
Over $7.6 billion	0.650

The Advisor has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2026, so that such annual operating expenses will not exceed 0.88%. Separately, with respect to Class I only, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.93%. During the period ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $125,630.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by the Advisor and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS	Class R	Total
Expires December 31, 2026	$ —	$ —	$ —	$78,145	$ —	$ —	$78,145
Expires December 31, 2027	—	1,061	—	305,887	—	—	306,948
Expires December 31, 2028	—	3,401	—	325,686	—	33	329,120
Expires June 30, 2029	—	—	—	4,419	—	—	4,419
Total	$—	$4,462	$—	$714,137	$—	$33	$718,632

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended June 30, 2026, the Fund incurred expenses for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Consolidated Statement of Operations.
At June 30, 2026, the Fund had payables for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Consolidated Statement of Assets and Liabilities.
The Independent Trustees were paid $8,282 for their services and reimbursement of travel expenses during the period ended June 30, 2026. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, the Fund’s Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applied to those purchases of Class A shares in excess of $1,000,000 and the initial sales charge is waived.
For the period ended June 30, 2026, CDSCs for Class C shares totaled $69.

19

PATIENT OPPORTUNITY TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Note 4 – Investments
For the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$301,559,782
Sales	$284,637,759

Note 5 – Class specific expenses
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively.
The Fund also has arrangements with various parties to provide ongoing sub-transfer agent services for each share class. Service and/or distribution fees and sub-transfer agent fees are accrued daily and paid monthly or quarterly.
For the period ended June 30, 2026, class specific expenses are detailed on Consolidated Statement of Operations.
Note 6 – Lines of Credit
The Fund may borrow for investment purposes, also known as “leveraging” from a $210,000,000 line of credit (“Leveraging Credit Agreement”) with the Bank of Nova Scotia. This Leveraging Credit Agreement renews daily for a 180-day term unless notice to the contrary is given to the Fund. Leverage is the ability to earn a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. The Fund pays a monthly commitment fee at an annual rate of 0.10% on the unutilized portion of the Leveraging Credit Agreement. The interest on the borrowings under this Leveraging Credit Agreement is calculated at variable rates based on the prevailing Secured Overnight Financing Rate plus a spread. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of the Bank of Nova Scotia. The Fund’s Leveraging Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Leveraging Credit Agreement may be subject to early termination under certain events and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement.
The Fund also has access to a $65 million line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.

	Bank of Nova Scotia	U.S. Bank
Maximum available credit	$210,000,000	$65,000,000
Largest amount outstanding on an individual day	210,000,000	11,228,000
Average daily loan outstanding	177,107,735	2,450,205
Interest expense	4,021,435	22,219
Loan outstanding as of June 30, 2026	210,000,000	416,000
Average Interest rate	4.58%	6.75%

20

PATIENT OPPORTUNITY TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Note 7 – Transactions with affiliated companies
An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities or partnership interests at any time during the year. The following transactions were affected in shares of such companies for the period ended June 30, 2026:

	Precigen Inc.	Precigen Warrant	Total
Value at December 31, 2025	$58,593,619	$60,520,000	$119,113,619
Sales	(4,960,714)	—	(4,960,714)
Change in Unrealized Gain (Loss)	15,832,692	23,664,000	39,496,692
Realized Gain (Loss) on Sales / Distributions	4,064,404	—	4,064,404
Value at June 30, 2026	$73,530,001	$84,184,000	157,714,001
Shares at June 30, 2026	12,900,000	13,600,000	26,500,000

Note 8 – Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Value at June 30, 2026	Percent of Net Assets	Open Commitments
Precigen (Warrant)(1)	$9,022,725	$84,184,000	4.2%	N/A
QXO, Inc., (Convertible Preferred Stock)(2)	$9,480,000	$10,733,256	0.5%	N/A

(1)	Acquisition date was 12/24.
(2)	Acquisition date was 04/26.
Note 9 – Income tax information and distributions to shareholders
The Fund made no distributions during the period ended June 30, 2026. See below for classification of distributions paid during the year ended December 31, 2025:

Ordinary Income:	Year Ended December 31, 2025
Class A	—
Class C	—
Class FI	—
Class I	$1,399,678
Class IS	$6,475
Class R	—
Total	$1,406,153

At December 31, 2025, the components of accumulated earnings for income tax purposes were as follows:

Tax cost of investments	$1,281,212,591
Unrealized appreciation	871,286,779
Unrealized depreciation	(143,383,911)
Net unrealized appreciation	$727,902,868
Undistributed Ordinary Income	17,423,322
Capital loss carryforwards	(35,961,866)
Other accumulated gain/(loss)(a)	(25,149,820)
Total distributable earnings	$684,214,504

(a)	Other book/tax temporary differences are attributable to wash sales and differences in the tax treatment of PFICs and partnerships.

21

PATIENT OPPORTUNITY TRUST
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, the following reclassifications have been made:

Distributable Earnings(a)	Paid In Capital(a)
$(873,739)	$873,739

(a)	Reclassifications are due to the difference between the estimated and actual tax return of capital amount and subsidiary reversals.
The Fund is required to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31 in order to meet certain excise tax requirements. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2025, the Fund had no post-October late-year losses or post October capital losses.
At December 31, 2025, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(35,961,866)	$ —	$(35,961,866)

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of June 30, 2026, Morgan Stanley Wealth Management held approximately 40%, in aggregate for the benefit of others, of the outstanding shares of the Fund.
NOTE 11 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to June 30, 2026, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
NOTE 12 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

22

PATIENT OPPORTUNITY TRUST
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/4/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	9/4/2026